Consolidated Statement of Shareholders' Equity - 3 months ended Mar. 31, 2016 - USD ($) $ in Thousands	Ordinary Shares	Deferred Shares	Additional Paid-In Capital	Accumulated Deficit	Non Controlling Interest	Total
Balance at beginning of period at Dec. 31, 2015	$ 212	$ 44	$ 170,910	$ (80,803)	$ 564	$ 90,927
Balance (in shares) at Dec. 31, 2015	21,205,382	40,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(12,154)	(51)	(12,205)
Stock-based compensation			1,328			1,328
Balance at end of period at Mar. 31, 2016	$ 212	$ 44	$ 172,238	$ (92,957)	$ 513	$ 80,050
Balance (in shares) at Mar. 31, 2016	21,205,382	40,000